Expense Example - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund - Fidelity Balanced Fund - Class K	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493